Summary Of Other Long-Term Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Mar. 30, 2013	Sep. 29, 2012	Oct. 01, 2011
Payables and Accruals [Abstract]
Lease retirement obligation	$ 21	$ 20	$ 20
Sale-lease back deferred gain	33	34	35
Pension liability	82	84	79
TRA obligation	232
Other	25	28	36
Other long-term liabilities	$ 393	$ 166	$ 170